BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES - Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Total revenues	$ 1,024,111	$ 762,822	$ 1,589,505	$ 1,633,113	$ 2,136,935	$ 2,113,490
Product revenues
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Total revenues	1,007,903	548,638	$ 1,562,996	1,044,485	$ 1,424,147	1,074,813
Product revenues | Minimum
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Customers payment terms (in days)			30 days		30 days
Product revenues | Maximum
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Customers payment terms (in days)			60 days		60 days
Research and development services
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Total revenues					$ 375,759	311,238
Research and development services | Minimum
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Customers payment terms (in days)			30 days		30 days
Research and development services | Maximum
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Customers payment terms (in days)			60 days		60 days
Research and development services | Point in Time
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Total revenues	2,363	133,547	$ 3,598	280,989
Asset Marketing | Point in Time
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Total revenues		5,384		5,384
Supply chain
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Total revenues					$ 1,148,816	1,208,696
Supply chain | Point in Time
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Total revenues	48,446	290,229	162,027	1,013,078
Large Scale DNA Production
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Total revenues					$ 612,360	$ 584,115
Large Scale DNA Production | Point in Time
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Total revenues	$ 973,302	$ 333,662	$ 1,423,880	$ 333,662